Advances to Suppliers and Other (Details) - USD ($)		12 Months Ended
	May 05, 2023	Dec. 31, 2022	Dec. 31, 2021
Advances to Suppliers and Other (Details) [Line Items]
Suppliers amount		$ 4,716,491	$ 2,112,852
Advanced received		4,201,354
Subsequent Event [Member]
Advances to Suppliers and Other (Details) [Line Items]
Advanced received	$ 4,000,000
Suppliers [Member]
Advances to Suppliers and Other (Details) [Line Items]
Suppliers amount		$ 4,201,354